Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	Common Units	Convertible Class B Units	Subordinated Class C Units	Members Equity	Limited Partners Common	Limited Partners Common Common Units	Limited Partners Subordinated	Limited Partners Class B	Limited Partners Class B Convertible Class B Units	Limited Partners Class C	Limited Partners Class C Subordinated Class C Units	General Partner	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 1,793,627				$ 1,793,627
Net income	85,831				85,831
Ending Balance at Aug. 02, 2010
Beginning Balance at Dec. 31, 2009	1,793,627				1,793,627
Net income	195,227
Distributions to predecessor, net	(6,574)				(6,574)
Distributions to members	(169,500)				(169,500)
Contribution of net assets to Chesapeake Midstream Partners, L.P.					(1,703,384)	834,658		834,658					34,068
Issuance of common units to public, net of offering and other costs	474,579					474,579
Distribution of proceeds to partner from exercise of over-allotment option	(62,419)					(62,419)
Non-cash equity based compensation	150					150
Distribution to unitholders	(30,522)					(14,956)		(14,955)					(611)
Ending Balance at Dec. 31, 2010	2,194,568					1,285,619		873,304					35,645
Beginning Balance at Aug. 02, 2010
Net income	109,396					53,607		53,601					2,188
Ending Balance at Dec. 31, 2010	2,194,568					1,285,619		873,304					35,645
Net income	194,337					94,896		94,371					5,070
Non-cash equity based compensation	1,458					1,458
Distribution to unitholders	(200,897)					(98,446)		(98,434)					(4,017)
Initial public offering costs	(1,280)					(1,280)
Issuance of common units	279,257					279,257
Issuance of general partner interests	5,702												5,702
Ending Balance at Dec. 31, 2011	2,473,145					1,561,504		869,241					42,400
Net income	178,387					90,822		78,736	214		202		8,481	(68)
Non-cash equity based compensation	3,695					3,695
Distribution to unitholders	(251,720)					(130,204)		(113,976)					(7,540)
Contributions from noncontrolling interest owners	111,741													111,741
Issuance of common units		569,255	331,148	331,115			569,255			331,148		331,115
Issuance of general partner interests	49,841												49,841
Beneficial conversion feature of Class B and Class C units			58,300	36,700		95,073			(58,328)		(36,745)
Amortization of beneficial conversion feature of Class B and Class C units						(1,803)			824		979
Other adjustments	(101)					(101)
Ending Balance at Dec. 31, 2012	$ 3,796,506					$ 2,188,241		$ 834,001	$ 273,858		$ 295,551		$ 93,182	$ 111,673